Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivable	$ 101,323	$ 120,451
Prepaid expenses	5,979	13,868
Other current assets	$ 107,302	$ 134,319